CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Detail 2) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from investing activities	¥ (100,875)	$ (14,672)	¥ (53,067)	¥ (42,544)
Net cash used in financing activities	(57,306)	(8,335)	137,402	(69,129)
Net increase in cash, cash equivalents and restricted cash	231,890	33,727	428,207	134,541
Cash, cash equivalents and restricted cash at beginning of year	1,084,895	157,791	656,688	522,147
Cash, cash equivalents and restricted cash at end of year	1,316,785	191,518	1,084,895	656,688
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from investing activities	13,774	2,003	571,808	426,016
Net cash used in financing activities	0	0	(571,808)	(426,016)
Net increase in cash, cash equivalents and restricted cash	0	0	0	0
Cash, cash equivalents and restricted cash at beginning of year	0	0	0	0
Cash, cash equivalents and restricted cash at end of year	¥ 13,774	$ 2,003	¥ 0	¥ 0